Significant accounting policies (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jul. 29, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 115,000	$ 553,000	$ 3,228,000		$ 1,285,000	$ 8,604,000	$ 2,824,000
Loans and borrowings	33,300,000
Borrowings	33,248,000	32,388,000	$ 31,900,000		$ 28,561,000	$ 23,091,000
Impairment loss	$ 0
Net additional funding requirement		$ 0
ISS joint venture [member]
IfrsStatementLineItems [Line Items]
Equity interests acquired						50.00%
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares par value	$ 0.12	$ 0.012		$ 0.012	$ 0.012	$ 0.012
Top of range [member]
IfrsStatementLineItems [Line Items]
Lease commitments lease terms	2 months	2 months
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Lease commitments lease terms	8 years	8 years